Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2023
Operating activities
Net loss	$ (3,856,983)	$ (5,254,678)	$ (8,620,837)
Adjustments for:
Amortization of intangible assets	10,954	10,984	10,954
Amortization of right-of-use asset	38,415	39,023	35,381
Interest on lease liability	3,858	5,386	2,907
Exchange rate differences	(3,614)	6,051	78,171
Depreciation of property and equipment		1,065	11,175
Changes in fair value of derivative warrant liabilities	(1,128,586)	(707,802)	2,189,986
Change in fair value of convertible loans	209,196
Share-based compensation	805,890	998,918	834,813
Changes in fair value of short-term investments	(844,500)	68,624	107,638
Tax expenses	70,445	103,879	17,372
Changes in working capital:
Decrease (increase) in other receivables	17,249	64,949	(154,621)
Decrease (increase) in prepaid expenses	4,442	(3,690)	(26,134)
Increase (decrease) in accounts payable and accrued liabilities	82,788	(198,590)	(620,421)
Increase (decrease) in amounts due to / from related parties	(144,052)	7,222	(167,856)
Net cash used in operating activities	(4,734,498)	(4,858,659)	(6,301,472)
Investing activities
Proceeds from sale of short-term investment (Note 5)	186,072	78,500
Proceeds from purchase of short-term investment (Note 5)	(714,591)	(350,400)
Changes in restricted cash	(13,498)	33,803	(26,228)
Net cash used in investing activities	(542,017)	(238,097)	(26,228)
Financing activities
Proceeds from issuance of common shares and warrants, net of issuance costs		2,192,444	11,115,241
Proceeds received from exercise of warrants (Note 7)	415,086	4,104,521	590,077
Proceeds received from issuance of convertible loans (Note 8)	2,250,000
Repayment of lease liabilities	(42,543)	(42,587)	(40,922)
Net cash provided by financing activities	2,622,543	6,254,378	11,664,396
Effect of foreign exchange rate changes on cash and cash equivalents	3,217	(11,548)	(37,734)
Net increase (decrease) in cash and cash equivalents	(2,650,755)	1,146,074	5,298,962
Cash and cash equivalents at beginning of year	6,573,813	5,427,739	128,777
Cash and cash equivalents at end of year	3,923,058	6,573,813	5,427,739
Supplementary disclosure of cash flow information:
Cash received as interest	132,908	271,784	71,733
Dividend received			16,555
Cash paid in respect of taxes	229,905	306,592	12,678
Cash paid as interest on lease liability	3,858	5,386	2,907
Non-cash financing and investing activities
Common shares issued to Xylo Technologies Ltd. (formerly known as Medigus Ltd.)			296,569
Right of use assets obtained in exchange for lease liabilities		181,779
Early termination of office lease		(88,562)
Issuance of shares upon conversion of convertible loans (Notes 8,9c(iii))	$ 699,130